Accounting Policies - Reconciliation of carrying amounts fin assets AC initial application of IFRS 9 (Detail) - EUR (€) € in Millions	Dec. 31, 2018	Jan. 01, 2018	Dec. 31, 2017
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	€ 843,878		€ 843,878
Reclassification, financial assets		€ 0
Remeasurement, financial assets		(1,085)
Carrying amount of assets IFRS 9, financial assets	842,794	842,793
Other assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	18,875		18,875
Reclassification, financial assets		(4,220)
Remeasurement, financial assets		284
Carrying amount of assets IFRS 9, financial assets	14,939	14,939
Cash and balances with central banks [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	21,989		21,989
Reclassification, financial assets		3
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9, financial assets	21,992	21,992
Loans And Advances To Banks [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	28,811		28,811
Reclassification, financial assets		(122)
Remeasurement, financial assets		2
Carrying amount of assets IFRS 9, financial assets	28,691	28,691
Securities at amortised cost [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets			9,343
Reclassification, financial assets		39,967
Remeasurement, financial assets		(830)
Carrying amount of assets IFRS 9, financial assets	48,480	48,480
Loans and advances to customers [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets	571,909		571,909
Reclassification, financial assets		(8,306)
Remeasurement, financial assets		(761)
Carrying amount of assets IFRS 9, financial assets	€ 562,842	562,842
Financial assets at amortised cost [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets			650,927
Reclassification, financial assets		27,322
Remeasurement, financial assets		(1,305)
Carrying amount of assets IFRS 9, financial assets		676,944
Financial assets at amortised cost [member] | Cash and balances with central banks [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		21,989	21,989
Reclassification, financial assets		3	0
Remeasurement, financial assets		0	0
Carrying amount of assets IFRS 9, financial assets		21,992	21,989
Financial assets at amortised cost [member] | Cash and balances with central banks [Member] | (To) / from Other Assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		3
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9, financial assets		3
Financial assets at amortised cost [member] | Loans And Advances To Banks [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		28,811	28,811
Reclassification, financial assets		(122)	0
Remeasurement, financial assets		2	0
Carrying amount of assets IFRS 9, financial assets		28,691	28,811
Financial assets at amortised cost [member] | Loans And Advances To Banks [Member] | (To) / from Other Assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		142
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9, financial assets		142
Financial assets at amortised cost [member] | Securities at amortised cost [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		9,343	9,343
Reclassification, financial assets		39,967	0
Remeasurement, financial assets		(830)	0
Carrying amount of assets IFRS 9, financial assets		48,480	9,343
Financial assets at amortised cost [member] | Securities at amortised cost [Member] | (To) / from Other Assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		377
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9, financial assets		377
Financial assets at amortised cost [member] | Securities at amortised cost [Member] | (To) / from Loans and advances to banks [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		264
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9, financial assets		264
Financial assets at amortised cost [member] | Securities at amortised cost [Member] | (To) / from Loans and advances to customers [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		5,099
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9, financial assets		5,099
Financial assets at amortised cost [member] | Securities at amortised cost [Member] | (To) / from Available for sale [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		34,980
Remeasurement, financial assets		(825)
Carrying amount of assets IFRS 9, financial assets		34,155
Financial assets at amortised cost [member] | Securities at amortised cost [Member] | (To) / from Financial assets at fair value through profit or loss [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		(753)
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9, financial assets		(753)
Financial assets at amortised cost [member] | Securities at amortised cost [Member] | Recognition of expected credit losses [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		0
Remeasurement, financial assets		(5)
Carrying amount of assets IFRS 9, financial assets		(5)
Financial assets at amortised cost [member] | Loans and advances to customers [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		571,909	571,909
Reclassification, financial assets		(8,306)	0
Remeasurement, financial assets		(761)	0
Carrying amount of assets IFRS 9, financial assets		562,842	571,909
Financial assets at amortised cost [member] | Loans and advances to customers [Member] | (To) / from Other Assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		1,202
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9, financial assets		1,202
Financial assets at amortised cost [member] | Loans and advances to customers [Member] | (To)/ from Amortised cost [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		(5,099)
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9, financial assets		(5,099)
Financial assets at amortised cost [member] | Loans and advances to customers [Member] | (To) / from Financial assets at fair value through profit or loss [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		(1,349)
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9, financial assets		(1,349)
Financial assets at amortised cost [member] | Loans and advances to customers [Member] | (To)/ from Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		(3,060)
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9, financial assets		(3,060)
Financial assets at amortised cost [member] | Loans and advances to customers [Member] | Recognition of expected credit losses [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		0
Remeasurement, financial assets		(761)
Carrying amount of assets IFRS 9, financial assets		(761)
Financial assets at amortised cost [member] | Other financial assets [Member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		18,875	18,875
Reclassification, financial assets		(4,220)	0
Remeasurement, financial assets		284	0
Carrying amount of assets IFRS 9, financial assets		14,939	€ 18,875
Financial assets at amortised cost [member] | Other financial assets [Member] | (To)/ from Amortised cost [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		(377)
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9, financial assets		(377)
Financial assets at amortised cost [member] | Other financial assets [Member] | (To) / from Loans and advances to customers [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		(1,202)
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9, financial assets		(1,202)
Financial assets at amortised cost [member] | Other financial assets [Member] | (To) / from Financial assets at fair value through profit or loss [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		(2,056)
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9, financial assets		(2,056)
Financial assets at amortised cost [member] | Other financial assets [Member] | (To)/ from Financial assets at fair value through other comprehensive income [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		(439)
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9, financial assets		(439)
Financial assets at amortised cost [member] | Other financial assets [Member] | (To) / from Loans and advances from banks [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		(146)
Remeasurement, financial assets		0
Carrying amount of assets IFRS 9, financial assets		(146)
Financial assets at amortised cost [member] | Other financial assets [Member] | (To) / from Other financial assets [member]
Disclosure of financial assets at date of initial application of IFRS 9 [line items]
Carrying amount IAS 39, financial assets		0
Reclassification, financial assets		0
Remeasurement, financial assets		284
Carrying amount of assets IFRS 9, financial assets		€ 284